Capital and Reserves (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Number of options, Beginning Balance	25,752,266	24,606,732
Number of options, Cancelled	(22,000)	(33,600)
Number of options, Exercised	(3,991,066)	(1,185,666)
Number of options, Expired	(24,200)	(4,235,000)
Number of options, Forfeited	(16,500)	(10,700)
Number of options, Granted	6,783,000	6,610,500
Number of options, Ending Balance	28,481,500	25,752,266
Weighted average exercise price, Beginning Balance	$ .96	$ 1.03
Weighted average exercise price, Cancelled	1.16	1.10
Weighted average exercise price, Exercised	.99	.54
Weighted average exercise price, Expired	1.75	1.54
Weighted average exercise price, Forfeited	1.36	.82
Weighted average exercise price, Granted	2.01	.99
Weighted average exercise price, Ending Balance	$ 1.20	$ .96